Delinquency Aging Analysis by Loan Class (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 10,699		$ 9,786
30-59 days past due	31		24
60-89 days past due	4		4
Greater than 90 days	48		52
Total past due	83		80
Total loans to banking clients	10,782	[1]	9,866	[1]
Residential real estate mortgages, first mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	6,291		5,380
30-59 days past due	22		16
60-89 days past due	2		2
Greater than 90 days	33		39
Total past due	57		57
Total loans to banking clients	6,348		5,437
Residential real estate mortgages, purchased first mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	154		152
30-59 days past due	1		2
Greater than 90 days	4		5
Total past due	5		7
Total loans to banking clients	159		159
Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,269		3,494
30-59 days past due	5		5
60-89 days past due	2		2
Greater than 90 days	11		8
Total past due	18		15
Total loans to banking clients	3,287		3,509
Personal loans secured by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	963		741
30-59 days past due			1
Total past due			1
Total loans to banking clients	963		742
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	22		19
30-59 days past due	3
Total past due	3
Total loans to banking clients	$ 25		$ 19

[1]	Loans are evaluated for impairment by loan segment.